SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 96,055	$ 21,640	$ 26,485
Items not affecting cash:
Income taxes	29,185	8,900	6,473
Share-based compensation	1,971	3,274	500
Changes in assets and liabilities	(2,320)	19,866	(37,848)
Income taxes paid	(7,359)	(20,238)	(3,669)
Interest paid	(9,607)	(12,317)	(7,270)
Net cash from (used in) operating activities	126,231	39,330	(6,442)
Investment in subsidiary
Investment in shares of subsidiary	(585)	(710)	0
Net cash from (used in) investing activities	(34,384)	(26,979)	(21,842)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of subordinated debt	0	0	2,964
Exercise of stock options	1,238	146	0
Net cash from (used in) financing activities	(7,934)	(9,899)	29,592
Increase in cash	85,612	2,452	1,308
Cash, beginning of year	9,678	7,226	5,918
Cash, end of year	95,290	9,678	7,226
Issuance of subordinate voting shares
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuing shares	0	100,000	0
Parent company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	94,232	21,031	25,793
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(97,483)	(14,496)	(26,155)
Net interest income	(4)	(6)	(8)
Income taxes	(1,042)	2,582	(130)
Share-based compensation	1,971	5,922	500
Cash flows from (used in) operations before changes in working capital	(2,326)	15,033	0
Changes in assets and liabilities	1,998	72,271	87
Income taxes paid	(4)	0	(4)
Interest received	0	5,740	5,525
Interest paid	0	(5,732)	(5,517)
Net cash from (used in) operating activities	(332)	87,312	91
Investment in subsidiary
Shares of subsidiary redeemed	0	100,472	0
Dividend received	0	21,000	0
Investment in shares of subsidiary	0	(100,000)	(1,976)
Loan to subsidiary	0	0	(2,964)
Net cash from (used in) investing activities	0	21,472	(4,940)
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of common and preferred shares	0	(121,480)	0
Issuance of subordinated debt	0	(85,306)	2,964
Exercise of stock options	1,238	0	0
Net cash from (used in) financing activities	1,238	(108,513)	4,940
Increase in cash	906	271	91
Cash, beginning of year	370	99	8
Cash, end of year	1,276	370	99
Parent company | Issuance of subordinate voting shares
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuing shares	0	98,273	0
Parent company | Issuance of preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuing shares	$ 0	$ 0	$ 1,976